Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 34,276	$ 106,673
Accounts receivable	78,110	90,716
Total current assets	112,386	197,389
Equipment, net	356	711
Other assets
Goodwill	119,009	119,009
Other intangible assets, net	99,854	143,939
TOTAL ASSETS	331,606	461,048
Current liabilities
Accounts payable & accrued liabilities	209,163	311,330
Convertible notes payable - related party	518,744	646,960
Total liabilities	727,907	958,290
STOCKHOLDERS' EQUITY
Common stock, no par value, 50,000,000 shares authorized, 11,751,912 and 11,939,412 issued and outstanding 1,293,875 1,389,500 (as of December 31, 2011 and 2010, respectively)	$ 1,293,875	$ 1,389,500
Additional paid in capital	852,533	801,896
Accumulated deficit	(2,503,377)	(2,533,681)
Other comprehensive loss	(39,332)	(39,332)
Treasury stock		(95,625)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 331,606	$ 461,048